VIRTUS CA TAX-EXEMPT BOND FUND
Virtus CA Tax-Exempt Bond Fund

Virtus Bond Fund, Virtus CA Tax-Exempt Bond Fund,

Virtus High Yield Fund, Virtus Low Volatility Equity Fund,

Virtus Senior Floating Rate Fund and Virtus Wealth Masters Fund

each a series of Virtus Opportunities Trust

Supplement dated September 1, 2015 to the Summary Prospectuses dated January 28, 2015,

as supplemented, and the Virtus Opportunities Trust Statutory Prospectus,

dated January 28, 2015, as supplemented.

Important Notice to Investors

Virtus CA Tax-Exempt Bond Fund

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Class A	Class I
Management Fees	0.45%	0.45%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	None
Other Expenses	0.41%	0.41%
Total Annual Fund Operating Expenses	1.11%	0.86%
Less: Expense Reimbursement(a)	(0.26)%	(0.26)%
Total Annual Fund Operating Expenses After Expense Reimbursement(a)	0.85%	0.60%

(a)	The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 0.85% for Class A Shares and 0.60% for Class I Shares through January 31, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:

	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	$359	$567	$819	$1,543
Class I	Sold or Held	$61	$221	$424	$1,011

The first paragraph and the information in the first table in the section “More Information About Fund Expenses” on page 139 of the statutory prospectus are hereby revised with the following information for the above referenced funds:

Virtus Investment Advisers, Inc. (“VIA”) has contractually agreed to limit the total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, leverage expenses, extraordinary expenses and acquired fund fees and expenses, if any) of certain of the funds so that expenses do not exceed, on an annualized basis, the amounts indicated in the following table.

	Class A Shares	Class B Shares	Class C Shares	Class I Shares	Class R6 Shares	Class T Shares	Through Date
Virtus Bond Fund	0.85%	1.60%	1.60%	0.60%	N/A	N/A	January 31, 2017
Virtus CA Tax Exempt Bond Fund	0.85%	N/A	N/A	0.60%	N/A	N/A	January 31, 2017
Virtus High Yield Fund	1.15%	1.90%	1.90%	0.90%	N/A	N/A	January 31, 2017
Virtus Low Volatility Equity Fund	1.55%	N/A	2.30%	1.30%	N/A	N/A	January 31, 2017
Virtus Senior Floating Rate Fund(1)	1.20%	N/A	1.95%	0.95%	N/A	N/A	January 31, 2017
Virtus Wealth Masters Fund(1)	1.45%	N/A	2.20%	1.20%	N/A	N/A	January 31, 2017

(1) Fund expenses currently below the capped level.

Investors should retain this supplement with the Prospectuses for future reference.

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - VIRTUS CA TAX-EXEMPT BOND FUND		Class A	Class I
Management Fees		0.45%	0.45%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	none
Other Expenses		0.41%	0.41%
Total Annual Fund Operating Expenses		1.11%	0.86%
Less: Expense Reimbursement	[1]	(0.26%)	(0.26%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[1]	0.85%	0.60%
[1]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding dividend and interest expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 0.85% for Class A Shares and 0.60% for Class I Shares through January 31, 2017. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:
Expense Example - VIRTUS CA TAX-EXEMPT BOND FUND - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	359	567	819	1,543
Class I	Sold or Held	61	221	424	1,011

Expense Example, No Redemption - VIRTUS CA TAX-EXEMPT BOND FUND - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold or Held	359	567	819	1,543
Class I	Sold or Held	61	221	424	1,011